Shareholder Report	12 Months Ended	56 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL FUNDS, INC.
Entity Central Index Key	0000852254
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000218238
Shareholder Report [Line Items]
Fund Name	Global Value Equity Fund
Class Name	Investor Class
Trading Symbol	TRGVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Value Equity Fund - Investor Class	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities registered solid returns over the review period as optimism about artificial intelligence (AI) drove a rally in technology stocks. In September, the start of the U.S. Federal Reserve’s long-awaited interest rate cutting cycle boosted investor sentiment further.

  Versus the MSCI World Index Net, stock selection in utilities was the biggest contributor to relative performance. Here, shares of Constellation Energy, a U.S.-based energy company, rose sharply after it announced plans to restart its nuclear plant in Pennsylvania. The firm also declared it will have a fixed 20-year power purchase agreement with Microsoft, which added to investor enthusiasm. Our stock choices in industrials and business services added further value.

  Conversely, our underweight allocation to information technology hurt considerably, particularly not owning U.S.-based mega-cap semiconductor firm NVIDIA, whose shares soared over the review period. Information technology was the strongest-performing market at the sector level, outperforming the broader index amid expectations that AI developments would benefit a number of technology-oriented companies. Our investments in health care and communication services also hindered relative returns.

  The fund seeks long-term capital appreciation. Approximately half of our portfolio is invested in more defensive areas of the value universe, while the balance is devoted to more cyclical and deep value areas of the market. Relative to the benchmark, our overweight positions are in financials and materials. In contrast, we have large relative underweights in information technology and consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/2/20
Global Value Equity Fund (Investor Class)	27.58%	11.21%
MSCI World Index Net (Regulatory Benchmark)	33.68	13.05
MSCI World Value Index Net (Strategy Benchmark)	28.84	10.34

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 02, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 144,240,000	$ 144,240,000
Holdings Count | Holding	105	105
Advisory Fees Paid, Amount	$ 563,000
InvestmentCompanyPortfolioTurnover	68.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$144,240 Number of Portfolio Holdings105
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.7%
Information Technology	13.9
Industrials & Business Services	13.6
Health Care	13.2
Materials	7.1
Communication Services	7.0
Consumer Staples	5.9
Energy	4.6
Utilities	4.4
Other	5.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway	2.7%
Microsoft	2.4
UnitedHealth Group	2.3
JPMorgan Chase	2.1
Exxon Mobil	1.8
AbbVie	1.7
T-Mobile U.S.	1.7
AstraZeneca	1.6
Alphabet	1.6
Walmart	1.6

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Global Value Equity Fund during the 12 months ended October 31, 2024. The principal investment strategies were updated to reflect that the fund typically invests in at least five countries, including the U.S., and at least 25% of its net assets are in foreign issuers. Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000116604
Shareholder Report [Line Items]
Fund Name	Global Value Equity Fund
Class Name	I Class
Trading Symbol	PRIGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Value Equity Fund - I Class	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities registered solid returns over the review period as optimism about artificial intelligence (AI) drove a rally in technology stocks. In September, the start of the U.S. Federal Reserve’s long-awaited interest rate cutting cycle boosted investor sentiment further.

  Versus the MSCI World Index Net, stock selection in utilities was the biggest contributor to relative performance. Here, shares of Constellation Energy, a U.S.-based energy company, rose sharply after it announced plans to restart its nuclear plant in Pennsylvania. The firm also declared it will have a fixed 20-year power purchase agreement with Microsoft, which added to investor enthusiasm. Our stock choices in industrials and business services added further value.

  Conversely, our underweight allocation to information technology hurt considerably, particularly not owning U.S.-based mega-cap semiconductor firm NVIDIA, whose shares soared over the review period. Information technology was the strongest-performing market at the sector level, outperforming the broader index amid expectations that AI developments would benefit a number of technology-oriented companies. Our investments in health care and communication services also hindered relative returns.

  The fund seeks long-term capital appreciation. Approximately half of our portfolio is invested in more defensive areas of the value universe, while the balance is devoted to more cyclical and deep value areas of the market. Relative to the benchmark, our overweight positions are in financials and materials. In contrast, we have large relative underweights in information technology and consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Value Equity Fund (I Class)	27.86%	10.09%	8.04%
MSCI World Index Net (Regulatory Benchmark)	33.68	12.03	9.78
MSCI World Value Index Net (Strategy Benchmark)	28.84	8.50	6.83

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 144,240,000	$ 144,240,000
Holdings Count | Holding	105	105
Advisory Fees Paid, Amount	$ 563,000
InvestmentCompanyPortfolioTurnover	68.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$144,240 Number of Portfolio Holdings105
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.7%
Information Technology	13.9
Industrials & Business Services	13.6
Health Care	13.2
Materials	7.1
Communication Services	7.0
Consumer Staples	5.9
Energy	4.6
Utilities	4.4
Other	5.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway	2.7%
Microsoft	2.4
UnitedHealth Group	2.3
JPMorgan Chase	2.1
Exxon Mobil	1.8
AbbVie	1.7
T-Mobile U.S.	1.7
AstraZeneca	1.6
Alphabet	1.6
Walmart	1.6

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Global Value Equity Fund during the 12 months ended October 31, 2024. The principal investment strategies were updated to reflect that the fund typically invests in at least five countries, including the U.S., and at least 25% of its net assets are in foreign issuers. Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless